SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2023
SHARE CAPITAL
Summary of share capital issued

Share Capital Issued and Fully Paid Up as of March 31, 2023

	Number of	Amount
Class of Shares	Shares Issued	$
Common Shares	11,717,616	107,273,342

(i)	As part of the Arrangement, the Company created a new class of common shares known as the Reunion Shares. Each Field Trip Health Ltd. Class A Share was exchanged for one (1) Reunion Share and 0.85983356 of a Field Trip H&W Share held by Field Trip Health Ltd., and the Field Trip Health Ltd. Class A Shares were cancelled. Immediately upon closing of the Arrangement, the Company consolidated its Reunion Shares on a 5:1 basis.
(ii)	Reunion’s share capital immediately prior to the Arrangement was split based on the fair value of Field Trip H&W being 50,055,011 common shares at $0.50 per share. As a result of the Arrangement, on August 11, 2022, 58,214,768 Class A shares, with a share capital of $132,187,016 were cancelled and 11,642,953 Reunion Shares, with a share capital of $107,159,510 were issued. On December 13, 2022, 30 shares were cancelled representing excess fractional shares resulting from the Arrangement.
(iii)	During the year ended March 31, 2023, 28,708 options were exercised for gross proceeds of $17,830.
(iv)	During the month of March 2023, 72,464 common shares were issued to a consultant for services provided. The fair value of the common shares was measured at the fair value of the services, which was $67,665.

Share Capital Issued and Fully paid up as of March 31, 2022

	Number of	Amount
Class of Shares	Shares Issued	$
Class A Common Shares	58,150,789	132,111,283

(v)	During the fiscal year ended March 31, 2022, 262,500 shares related to Darwin Inc. were issued for $404,375. As of March 31, 2022 Reunion had 337,500 Jamaica Facility shares still outstanding to be issued.
(vi)	During the fiscal year ended March 31, 2022, 168,885 FTP Compensation Warrants were exercised at a price of $2.00 for gross proceeds of $337,771.
(vii)	During the fiscal year ended March 31, 2022, 422,166 options were exercised for gross proceeds of $294,263.

Summary of shares reserved for issuance

	As of	As of
	March 31,	March 31,
Class of Securities	2023	2022
Common Shares	11,717,616	58,150,789
Common Share Stock Options	1,551,017	6,056,540
Warrants	—	2,071,090
FTP Compensation Warrants	—	174,384
Compensation Warrants	—	1,034,868
Jamaica Facility Shares (Note 15)	—	337,500